Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

August 27, 2007	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz

Re:	Dreyfus Premier Stock Funds (File Nos. 811-21236 and 333-145682)

Dear Ladies and Gentlemen:

On behalf of Dreyfus Premier International Equity Fund (the “Dreyfus Fund”), a series of Dreyfus Premier Stock Funds (the “Registrant”), transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14, filed on August 24, 2007 (the “Registration Statement”).

The Amendment is being filed for the sole purpose of adding EDGAR series and class information that was inadvertently omitted from the Registration Statement. The Amendment corrects the Registration Statement by adding the EDGAR series and class information for the merger of Class F shares of Dreyfus Founders International Equity Fund, a series of Dreyfus Founders Funds, Inc., into Class A shares of the Dreyfus Fund. The content of the Amendment is identical to, and unchanged from, that of the Registration Statement.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens